Summary of Options Outstanding and Options Exercisable (Detail) - Mar. 31, 2015 - ¥ / shares	Total
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Exercise price range, Lower range	¥ 3,183
Outstanding Exercise price range, Upper range	¥ 7,278
Outstanding Number of shares	3,503,500
Outstanding Weighted- average exercise price	¥ 4,632
Outstanding Weighted- average remaining life Years	2 years 18 days
Exercisable Number of shares	3,503,500
Exercisable Weighted- average exercise price	¥ 4,632
3,183 - 5,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Exercise price range, Lower range	3,183
Outstanding Exercise price range, Upper range	¥ 5,000
Outstanding Number of shares	2,770,300
Outstanding Weighted- average exercise price	¥ 3,931
Outstanding Weighted- average remaining life Years	2 years 6 months
Exercisable Number of shares	2,770,300
Exercisable Weighted- average exercise price	¥ 3,931
5,001 - 7,278
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Exercise price range, Lower range	5,001
Outstanding Exercise price range, Upper range	¥ 7,278
Outstanding Number of shares	733,200
Outstanding Weighted- average exercise price	¥ 7,278
Outstanding Weighted- average remaining life Years	3 months 29 days
Exercisable Number of shares	733,200
Exercisable Weighted- average exercise price	¥ 7,278